INVENTORIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finished Goods
Disclosure of Inventories [Line Items]
Inventory write-down	$ 6.7	$ 7.8
Ore Stockpiles - Current
Disclosure of Inventories [Line Items]
Inventory write-down	2.1	6.9
Ore Stockpiles - Non-Current
Disclosure of Inventories [Line Items]
Inventory write-down	17.0	73.8
Mine Supplies
Disclosure of Inventories [Line Items]
Inventory write-down	$ 2.4	$ 4.8